Plan Asset Fair Value Measurements (Detail) - Foreign Plan - Pension Plan - United Kingdom - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 32,423	$ 24,876	$ 23,367
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	32,424	24,876
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,086	16
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Active Corporate Bond – Over 10 Year
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,188	6,095
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,611	6,725
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Index Linked Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 13,539	$ 12,040